Ford Credit Auto Owner Trust 2020-B
Monthly Investor Report

Collection Period	October 2020
Payment Date	11/16/2020
Transaction Month	5
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-225949 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$2,254,021,429.53	79,887	56.3 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$411,540,000.00	0.26275%	July 15, 2021
Class A-2 Notes	$685,900,000.00	0.50%	February 15, 2023
Class A-3 Notes	$686,130,000.00	0.56%	October 15, 2024
Class A-4 Notes	$216,800,000.00	0.79%	November 15, 2025
Class B Notes	$63,160,000.00	1.19%	January 15, 2026
Class C Notes	$42,120,000.00	2.04%	December 15, 2026

Total	$2,105,650,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$4,394,579.73

Principal:
Principal Collections	$43,758,654.57
Prepayments in Full	$24,371,547.44
Liquidation Proceeds	$185,474.01
Recoveries	$4,538.91
Sub Total	$68,320,214.93
Collections	$72,714,794.66

Purchase Amounts:
Purchase Amounts Related to Principal	$257,409.41
Purchase Amounts Related to Interest	$944.19
Sub Total	$258,353.60

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$72,973,148.26

Ford Credit Auto Owner Trust 2020-B
Monthly Investor Report

Collection Period	October 2020
Payment Date	11/16/2020
Transaction Month	5
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$72,973,148.26
Servicing Fee	$1,599,215.82	$1,599,215.82	$0.00	$0.00	$71,373,932.44
Interest - Class A-1 Notes	$15,715.52	$15,715.52	$0.00	$0.00	$71,358,216.92
Interest - Class A-2 Notes	$285,791.67	$285,791.67	$0.00	$0.00	$71,072,425.25
Interest - Class A-3 Notes	$320,194.00	$320,194.00	$0.00	$0.00	$70,752,231.25
Interest - Class A-4 Notes	$142,726.67	$142,726.67	$0.00	$0.00	$70,609,504.58
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$70,609,504.58
Interest - Class B Notes	$62,633.67	$62,633.67	$0.00	$0.00	$70,546,870.91
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$70,546,870.91
Interest - Class C Notes	$71,604.00	$71,604.00	$0.00	$0.00	$70,475,266.91
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$70,475,266.91
Regular Principal Payment	$84,402,488.38	$70,475,266.91	$0.00	$0.00	$0.00
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residual Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00

Total		$72,973,148.26

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$70,475,266.91
Total					$70,475,266.91
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$67,288,160.70	$163.50	$15,715.52	$0.04	$67,303,876.22	$163.54
Class A-2 Notes	$3,187,106.21	$4.65	$285,791.67	$0.42	$3,472,897.88	$5.07
Class A-3 Notes	$0.00	$0.00	$320,194.00	$0.47	$320,194.00	$0.47
Class A-4 Notes	$0.00	$0.00	$142,726.67	$0.66	$142,726.67	$0.66
Class B Notes	$0.00	$0.00	$62,633.67	$0.99	$62,633.67	$0.99
Class C Notes	$0.00	$0.00	$71,604.00	$1.70	$71,604.00	$1.70
Total	$70,475,266.91	$33.47	$898,665.53	$0.43	$71,373,932.44	$33.90

Ford Credit Auto Owner Trust 2020-B
Monthly Investor Report

Collection Period	October 2020
Payment Date	11/16/2020
Transaction Month	5

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$67,288,160.70	0.1635033	$0.00	0.0000000
Class A-2 Notes	$685,900,000.00	1.0000000	$682,712,893.79	0.9953534
Class A-3 Notes	$686,130,000.00	1.0000000	$686,130,000.00	1.0000000
Class A-4 Notes	$216,800,000.00	1.0000000	$216,800,000.00	1.0000000
Class B Notes	$63,160,000.00	1.0000000	$63,160,000.00	1.0000000
Class C Notes	$42,120,000.00	1.0000000	$42,120,000.00	1.0000000
Total	$1,761,398,160.70	0.8365104	$1,690,922,893.79	0.8030408

Pool Information
Weighted Average APR	2.772%	2.756%
Weighted Average Remaining Term	53.06	52.28
Number of Receivables Outstanding	71,309	69,570
Pool Balance	$1,919,058,987.06	$1,850,266,142.62
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,790,002,919.92	$1,725,806,230.09
Pool Factor	0.8513934	0.8208734

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$21,056,565.63
Yield Supplement Overcollateralization Amount	$124,459,912.53
Targeted Overcollateralization Amount	$173,270,470.30
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$159,343,248.83

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$21,056,565.63
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$21,056,565.63
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$21,056,565.63

Ford Credit Auto Owner Trust 2020-B
Monthly Investor Report

Collection Period	October 2020
Payment Date	11/16/2020
Transaction Month	5
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		123	$219,759.01
(Recoveries)		4	$4,538.91
Net Loss for Current Collection Period			$215,220.10
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.1346%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.0236%
Second Prior Collection Period			0.0563%
Prior Collection Period			0.1736%
Current Collection Period			0.1370%
Four Month Average (Current and Prior Three Collection Periods)			0.0976%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		670	$645,720.70
(Cumulative Recoveries)			$10,239.93
Cumulative Net Loss for All Collection Periods			$635,480.77
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.0282%

Average Realized Loss for Receivables that have experienced a Realized Loss			$963.76
Average Net Loss for Receivables that have experienced a Realized Loss			$948.48

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.37%	252	$6,874,326.52
61-90 Days Delinquent	0.04%	28	$738,924.41
91-120 Days Delinquent	0.01%	3	$126,775.40
Over 120 Days Delinquent	0.00%	2	$52,434.64
Total Delinquent Receivables	0.42%	285	$7,792,460.97

Repossession Inventory:
Repossessed in the Current Collection Period		14	$421,079.31
Total Repossessed Inventory		22	$722,391.69

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.0314%
Prior Collection Period			0.0309%
Current Collection Period			0.0474%
Three Month Average			0.0366%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.70%
13-24	1.40%
25-36	2.30%
37+	3.60%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.0496%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2020-B
Monthly Investor Report

Collection Period	October 2020
Payment Date	11/16/2020
Transaction Month	5

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC

CIK#: 0000038009

Date: February 6, 2020

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer